Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment #1
Entity Registrant Name	ATHENA GOLD CORPORATION
Entity Central Index Key	0001304409
Entity Tax Identification Number	90-0775276
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2010 A Harbison Drive, #312
Entity Address, City or Town	Vacaville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95687
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false